Note 13 - Subsequent Events (Details) - Mar. 24, 2015 - Subsequent Event [Member] - USD ($) shares in Millions, $ in Millions	Total
Credit Agreement [Member] | Luxco CJ Holding Co Bank of America NA Swing Line Lender and an LC Issuer and Other Lenders [Member]
Note 13 - Subsequent Events (Details) [Line Items]
Debt Agreement Maximum Borrowing Capacity	$ 1,660.0
Nabors Industries, Ltd. [Member]
Note 13 - Subsequent Events (Details) [Line Items]
Business Combination, Consideration Transferred	1,400.0
Payments to Acquire Businesses, Gross	688.1
Other Payments to Acquire Businesses	5.5
Business Acquisition, Equity Interest Issued or Issuable, Value Assigned	$ 714.8
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares (in Shares)	62.5
Noncontrolling Interest, Ownership Percentage by Noncontrolling Owners	53.00%
Nabors Industries, Ltd. [Member] | Replacement Restricted Stock and Stock Options [Member]
Note 13 - Subsequent Events (Details) [Line Items]
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares (in Shares)	0.4